Advances to Suppliers and Other	12 Months Ended
Dec. 31, 2022
Advances to Suppliers [Abstract]
ADVANCES TO SUPPLIERS AND OTHER

NOTE 6 – ADVANCES TO SUPPLIERS AND OTHER

Advances to suppliers as of December 31, 2022 and 2021 consisted of the following:

	2022	2021
Advance to suppliers	$515,137	$2,112,852
Advance payment for potential land purchase	4,201,354	-
Total	4,716,491	2,112,852

As of December 31, 2022, there was $4,201,354 included in advances to suppliers, which was relating to potential oversea land purchase for the purpose of expanding business in North America. The advance was paid to a third-party company, who signed an agreement with the Company to seek the suitable land on the Company’s behalf. If the third-party company fails to locate the land that meet the Company’s requirements within 180 days of the signed date of the agreement, the agreement terminates, and the third-party company will return the $4.2 million advance received from the Company.

The breakdown of the advance payment for potential land purchase is as follows:

Advance payment for land purchase	$4,000,000
Advance on refundable consulting fee	200,000
Advance payment for travelling and hotel expenses	1,354
Total	$4,201,354

On May 5, 2023, the Company received $4 million of returned advances related to the potential land purchase.